LEASE OBLIGATION (Tables)	12 Months Ended
Dec. 31, 2020
LEASE OBLIGATIONS
Schedule of future minimum lease payments
Year ended
2021	$161,394
2022	145,374
2023	125,790
2024	116,918
2025	43,970

Total	593,446
Less: interest	(87,788)
Present value of net minimum lease payments	505,658

Short term	125,449
Long term total	$380,209

Schedule of weighted average remaining lease term and discount rate for operating leases
Weighted average remaining lease term	47 Months
Weighted average incremental borrowing rate	5.0%

Schedule of minimum lease commitments
2021	$105,615
2022	129,392
2023	131,859
2024	120,871
2025	-
Total undiscounted future minimum lease payments	487,737
Less: Imputed interest	(45,602)
Present value of operating lease obligation	$442,135

Schedule of consolidated statements of operations income
December 31, 2020
Operating lease cost:
Operating lease cost	$124,457

Financing lease cost:
Amortization of leased assets	99,662
Interest expense	24,817
Total lease cost	$124,479